UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-24039

First Eagle Tactical Municipal Opportunities Fund

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas

New York, NY 10105-4300

Sheelyn Michael

First Eagle Investment Management, LLC 1345 Avenue of the Americas

New York, NY 10105

Registrant’s telephone number, including area code: 1-212-698-3300

Date of fiscal year end: December 31

Date of reporting period: June 30,2026

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N- CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549- 1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Semiannual Report

June 30, 2026

First Eagle Tactical Municipal Opportunities Fund

Advised by First Eagle Investment Management, LLC

Forward-Looking Statement Disclosure

One of our most important responsibilities as fund managers is to communicate with shareholders in an open and direct manner. Some of our commentary to shareholders is based on current management expectations and are considered “forward-looking statements.” Actual future results, however, may prove to be different from our expectations. You can identify forward-looking statements by words such as “may”, “will”, “believe”, “attempt”, “seek”, “think”, “ought”, “try” and other similar terms. We cannot promise future returns. Our opinions are a reflection of our best judgment at the time this report is compiled, and we disclaim any obligation to update or alter forward-looking statements as a result of new information, future events, or otherwise.

First Eagle Tactical Municipal Opportunities Fund  |  Semiannual Report  |  June 30, 2026

First Eagle Tactical Municipal Opportunities Fund  |  Semiannual Report  |  June 30, 2026

First Eagle Tactical Municipal Opportunities Fund

Fund Overview

Data as of June 30, 2026 (unaudited)

Asset Allocation by Asset Class (%)

Based on total investments in the portfolio

Bond Credit Quality3 (%)
Based on total investments in the portfolio

AAA	2.2
AA	12.5
A	4.1
BBB	0.3
BB or lower	7.5
N/R (Not Rated)	73.2
N/A (not applicable)	0.2

Total investments include the Fund’s assets attributable to financial leverage. Inverse floating rate interests (“Inverse Floaters”) are issued in connection with municipal tender option bond (“TOB”) financing transactions (secured borrowing) to generate leverage for the Fund.

Includes short-term commercial paper (0.0% of total investments) that settles in 90 days or less; long-term commercial paper (0.0% of total investments) that settles in 91 days or more; and other short-term investments (0.2% of total investments), such as U.S. Treasury bills or money market funds.

The credit quality ratings shown above are assigned by S&P Global Ratings. S&P Global Ratings is a nationally recognized statistical rating organization. Investment grade ratings are credit ratings of BBB or higher. Below investment grade are credit ratings of BB or lower. Investments designated N/R are not rated by S&P Global Ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

The Fund’s portfolio composition is subject to change at any time.

First Eagle Tactical Municipal Opportunities Fund  |  Semiannual Report  |  June 30, 2026

First Eagle Tactical Municipal Opportunities Fund  |  Schedule of Investments  |  June 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Municipal Bonds — 118.3%
Arizona — 3.3%
Arizona Industrial Development Authority, ISF Ativo Portfolio Obligated Group, Revenue, Senior Lien, Series 2025 A, 6.75%, 03/01/2065 (a)	1,600,000	1,675,974
Maricopa County Industrial Development Authority, Bonesta SE LLC Obligated Group, Revenue, Series 2026 A‑1, 7.00%, 05/01/2066	500,000	519,122
2,195,096
Arkansas — 0.4%
Arkansas Development Finance Authority, Providence Christian Ministries, Inc., Revenue, Series 2026 A, 6.75%, 07/01/2061 (a)	250,000	252,946
California — 6.6%
California Infrastructure & Economic Development Bank, Desertxpress Enterprises LLC, Revenue, AMT, Refunding, Series 2025 B, 12.00%, 11/02/2026 (a)(b)(c)	2,685,000	1,758,675
California Public Finance Authority, Fontana Jurupa Hills Project Area, Tax Allocation, Third Tier, Series 2025 C, 12.00%, 09/01/2033 (a)	185,000	76,659
QSH/LB LLC, Revenue, Senior Lien, Series 2025 A, 6.63%, 06/01/2065 (a)	1,000,000	1,070,265
City of Los Angeles Department of Airports, Revenue, AMT, Refunding, Series 2025 A, 5.00%, 05/15/2055 (d)	1,000,000	1,030,109
San Francisco City & County Airport Commission- San Francisco International Airport, Revenue, Second Series, AMT, Series 2019 E, 5.00%, 05/01/2050 (d)	500,000	505,762
4,441,470
Colorado — 3.6%
Flying Horse North Metropolitan District No. 5, GO, Series 2026 A, 0.00%, 12/01/2055 (e)	500,000	380,657
Foster Farm Business Improvement District, GO, Series 2025 A, 0.00%, 12/01/2055 (a)(e)	2,800,000	2,018,846
2,399,503

First Eagle Tactical Municipal Opportunities Fund  |  Semiannual Report  |  June 30, 2026

First Eagle Tactical Municipal Opportunities Fund  |  Schedule of Investments  |  June 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
District of Columbia — 3.0%
Metropolitan Washington Airports Authority, Aviation, Revenue, AMT, Refunding, Series 2019 A, 5.00%, 10/01/2049 (f)	1,000,000	1,011,123
Metropolitan Washington Airports Authority Aviation, Revenue, AMT, Refunding, Series 2025 A, 5.00%, 10/01/2050 (d)	1,000,000	1,027,428
2,038,551
Florida — 9.1%
Capital Projects Finance Authority, PRG — UnionWest Properties LLC, Revenue, Series 2024 B, 0.00%, 06/01/2062 (a)(e)	2,000,000	162,286
Capital Trust Authority, QSH/St Augustine LLC, Revenue, Series 2026 A, 8.50%, 07/01/2057 (a)	500,000	503,761
Florida Development Finance Corp., AAF Operations Holdings LLC, Revenue, AMT, Refunding, Series 2024, 12.00%, 07/15/2028 (a)(b)(c)(g)	1,575,000	441,000
Brightline Florida Holdings LLC, Revenue, AMT, Series 2025 B, 10.00%, 07/24/2026 (a)(b)(c)(g)	600,000	390,000
Brightline Trains Florida LLC, Revenue, AMT, Refunding, Series 2024, 5.50%, 07/01/2053 (g)	505,000	371,175
Florida Local Government Finance Commission, Life Care ET, Inc., Revenue, Series 2025 A, 0.00%, 12/01/2030 (a)	1,250,000	1,324,991
Ponte Vedra Pine Co. LLC Obligated Group, Revenue, Series 2025 A, 6.88%, 11/15/2064 (a)	500,000	534,793
Sanctuary At Village On The Isle LLC (The), Revenue, Series 2025 A, 0.00%, 12/22/2030 (a)	1,250,000	1,325,563
Greater Orlando Aviation Authority, Revenue, AMT, Series 2024, 5.25%, 10/01/2048 (d)	1,000,000	1,054,744
6,108,313
Georgia — 3.3%
Development Authority of Burke County (The), Georgia Power Co., Revenue, Refunding, Series 2018, 2.95%, 07/01/2026 (c)(h)	1,500,000	1,500,000

First Eagle Tactical Municipal Opportunities Fund  |  Semiannual Report  |  June 30, 2026

First Eagle Tactical Municipal Opportunities Fund  |  Schedule of Investments  |  June 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Georgia — 3.3% (continued)
Georgia Housing & Finance Authority, Revenue, GNMA Insured, Series 2025 G, 4.90%, 12/01/2050 (d)	700,000	712,364
2,212,364
Illinois — 0.9%
City of Galesburg, Knox College/Illinois, Revenue, Refunding, Series 2021 A, 4.00%, 10/01/2046	300,000	233,929
Illinois Finance Authority, Roosevelt University, Revenue, Refunding, Series 2018 A, 6.13%, 04/01/2058 (a)	400,000	400,031
633,960
Indiana — 1.5%
City of Valparaiso, Lutheran University Association, Inc. (The), Revenue, Series 2025 A, 6.25%, 10/01/2050 (a)	500,000	499,038
Indiana Finance Authority, Avondale Meadows Academy, Revenue, Refunding, Series 2017, 5.38%, 07/01/2047	500,000	447,408
Lutheran University Association, Inc. (The), Revenue, Series 2014, 4.00%, 10/01/2044	45,000	33,951
980,397
Kansas — 1.7%
City of Wichita, Larksfield Place Retirement Communities, Inc., Revenue, Series VII 2025 A, 6.75%, 06/01/2060	500,000	519,049
Presbyterian Manors Obligated Group, Revenue, Refunding, Series 2019 III, 5.00%, 05/15/2050	5,000	4,393
Wyandotte County-Kansas City Unified Government, Wyandotte County-Kansas City Unified Government Sales Tax, Revenue, Series 2015 A, 5.75%, 09/01/2032	650,000	629,873
1,153,315

First Eagle Tactical Municipal Opportunities Fund  |  Semiannual Report  |  June 30, 2026

First Eagle Tactical Municipal Opportunities Fund  |  Schedule of Investments  |  June 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Louisiana — 0.3%
Louisiana Local Government Environmental Facilities & Community Development Authority, Provident Group — ULM Properties LLC, Revenue, Series 2019 A, 5.00%, 07/01/2054 (a)(g)	270,000	227,413
Maryland — 4.5%
Maryland Department of Housing & Community Development, Revenue, FHA Insured, Series 2026 C, 4.90%, 07/01/2061 (f)	470,000	473,320
Montgomery County Housing Opportunities Commission, Revenue, Series 2026 A, 5.00%, 07/01/2066 (f)	1,000,000	1,021,164
Revenue, FHA Insured, Series 2026 A, 5.15%, 01/01/2071 (f)	1,500,000	1,539,882
3,034,366
Massachusetts — 1.5%
Massachusetts Bay Transportation Authority, Sales Tax, Revenue, Series 2025 B, 5.00%, 07/01/2055 (d)	1,000,000	1,044,820
Michigan — 2.7%
Grand Rapids Economic Development Corp., Michigan Christian Home Obligated Group, Revenue, Refunding, Series 2025 A, 6.13%, 11/01/2060	500,000	508,058
Michigan State Housing Development Authority, Revenue, Series 2025 C, 5.10%, 06/01/2056 (d)	250,000	256,892
Revenue, Series 2026 A, 5.00%, 12/01/2056 (f)	1,000,000	1,022,101
1,787,051
Missouri — 2.8%
County of Boone, Boone County Hospital, Revenue, Refunding, Series 2016, 3.00%, 08/01/2032	155,000	124,484
Boone County Hospital, Revenue, Refunding, Series 2016, 3.00%, 08/01/2034	35,000	26,406
Boone County Hospital, Revenue, Refunding, Series 2016, 4.00%, 08/01/2038	1,320,000	1,010,974
Health & Educational Facilities Authority of the State of Missouri, Bsds, Inc., Revenue, Series 2026, 6.50%, 06/01/2056 (a)	750,000	753,953
1,915,817

First Eagle Tactical Municipal Opportunities Fund  |  Semiannual Report  |  June 30, 2026

First Eagle Tactical Municipal Opportunities Fund  |  Schedule of Investments  |  June 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Montana — 0.8%
Montana Facility Finance Authority, Montana Children’s Home and Hospital, Revenue, Series 2020 A, 4.00%, 07/01/2050	740,000	533,415
Nevada — 0.4%
State of Nevada Department of Business & Industry, DesertXpress Enterprises LLC, Revenue, AMT, Series 2025 B, 12.00%, 11/02/2026 (a)(b)(c)	365,000	239,075
New Hampshire — 4.4%
New Hampshire Business Finance Authority, Revenue, Series 2024, 0.00%, 12/01/2034 (a)(i)	600,000	344,242
Aldeana Azalea and Serenada Project, Revenue, Series 2026, 0.00%, 12/01/2040 (a)(i)	3,000,000	1,083,641
Blue Sky Lockhart LP, Revenue, Series 2026, 0.00%, 12/15/2036 (i)	1,125,000	514,942
Historymaker Empire Project, Revenue, Series 2026, 7.50%, 02/01/2035 (a)	500,000	495,595
Moonlight Bend Municipal Utility District, Revenue, Series 2025, 0.00%, 12/01/2035 (a)(i)	1,000,000	529,659
2,968,079
New Jersey — 3.9%
New Jersey Economic Development Authority, Kintock Group Obligated Group, Revenue, Refunding, Series 2017 A, 7.00%, 09/01/2047 (a)	625,000	633,849
New Jersey Educational Facilities Authority, Rider University A New Jersey Non-Profit Corp., Revenue, Series 2017 F, 3.25%, 07/01/2030	20,000	17,990
Rider University A New Jersey Non-Profit Corp., Revenue, Series 2017 F, 5.00%, 07/01/2047	1,525,000	1,214,684
New Jersey Transportation Trust Fund Authority, State of New Jersey, Revenue, Series 2025 AA, 5.00%, 06/15/2055 (d)	750,000	775,801
2,642,324

First Eagle Tactical Municipal Opportunities Fund  |  Semiannual Report  |  June 30, 2026

First Eagle Tactical Municipal Opportunities Fund  |  Schedule of Investments  |  June 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
New York — 13.2%
Buffalo & Erie County Industrial Land Development Corp., D’Youville University, Revenue, Series 2026 A, 7.75%, 05/01/2055	500,000	530,148
New York City Transitional Finance Authority Building Aid, State of New York, Revenue, Refunding, ST AID WITHHLDG, Series 2019 S‑3A, 5.00%, 07/15/2026	2,185,000	2,186,808
New York Counties Tobacco Trust, Revenue, Refunding, Series 2016 A‑2B, 5.00%, 06/01/2051	250,000	184,564
New York Counties Tobacco Trust IV, Revenue, Series 2005 A, 5.00%, 06/01/2045	2,090,000	1,624,770
New York State Housing Finance Agency, Revenue, Series 2025 D‑1, 5.00%, 05/01/2069 (d)	1,245,000	1,255,579
Onondaga Civic Development Corp., Crouse Health Hospital, Inc. Obligated Group, Revenue, Refunding, Series 2024 A, 5.38%, 08/01/2054	625,000	605,800
Rockland County Economic Assistance Corp., Bon Secours Health System, Inc. Obligated Group, Revenue, Series 2025, 7.50%, 11/01/2055	500,000	557,677
Syracuse Industrial Development Agency, Carousel Center Co. LP, Revenue, AMT, Refunding, Series 2016 A, 5.00%, 01/01/2029	1,000,000	930,864
Westchester County Healthcare Corp., Westchester County Health Care Corp. Obligated Group, Revenue, Senior Lien, Series 2010 B, 6.13%, 11/01/2037	5,000	5,003
Westchester County Local Development Corp., QSH/Tarrytown LLC, Revenue, Senior Lien, Series 2026 A, 6.38%, 12/01/2055 (a)	290,000	303,670
QSH/Tarrytown LLC, Revenue, Senior Lien, Series 2026 A, 6.50%, 12/01/2065 (a)	665,000	697,061
8,881,944

First Eagle Tactical Municipal Opportunities Fund  |  Semiannual Report  |  June 30, 2026

First Eagle Tactical Municipal Opportunities Fund  |  Schedule of Investments  |  June 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
North Carolina — 1.7%
North Carolina Medical Care Commission, ASHF HoldCo 1 LLC Obligated Group, Revenue, Series 2026 A, 7.00%, 11/01/2055 (a)	1,140,000	1,174,227
Ohio — 5.3%
Buckeye Tobacco Settlement Financing Authority, Revenue, Senior Lien, Refunding, Series 2020 B‑3, Class 2, 0.00%, 06/01/2057 (i)	28,000,000	1,896,532
County of Lucas, Genacross Lutheran Services Obligated Group, Revenue, Refunding, Series 2025, 6.75%, 11/01/2030 (b)(c)	1,000,000	1,001,477
County of Washington, Marietta Area Health Care, Inc. Obligated Group, Revenue, Refunding, Series 2022, 6.75%, 12/01/2052	655,000	686,484
3,584,493
Oklahoma — 0.1%
Norman Regional Hospital Authority, Norman Regional Hospital Authority Obligated Group, Revenue, Series 2019, 3.25%, 09/01/2038	100,000	67,148
Obligated Group, Revenue, Refunding, Series 2016, 4.00%, 09/01/2037	5,000	3,357
Obligated Group, Revenue, Series 2019, 3.25%, 09/01/2039	35,000	23,503
94,008
Oregon — 1.7%
City of Redmond, GO, AMT, Series 2025 A, 5.50%, 06/01/2052 (d)	1,000,000	1,057,430
Yamhill County Hospital Authority, Friendsview Manor Obligated Group, Revenue, Refunding, Series 2016 A, 5.00%, 11/15/2051	75,000	65,756
1,123,186
Pennsylvania — 9.0%
Berks County Industrial Development Authority, Tower Health Obligated Group, Revenue, Refunding, Series 2017, 3.75%, 11/01/2042	555,000	356,181

First Eagle Tactical Municipal Opportunities Fund  |  Semiannual Report  |  June 30, 2026

First Eagle Tactical Municipal Opportunities Fund  |  Schedule of Investments  |  June 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Pennsylvania — 9.0% (continued)
Tower Health Project, Revenue, Refunding, Series 2017, 4.00%, 11/01/2031	90,000	69,499
Tower Health Project, Revenue, Refunding, Series 2017, 4.00%, 11/01/2032	10,000	7,639
Berks County Municipal Authority (The), The Reading Hospital and Medical Center Project, Revenue, Series 2012 A, 5.00%, 11/01/2044	220,000	170,391
Tower Health Obligated Group, Revenue, Series 2024 B‑1, 0.00%, 06/30/2044 (e)	2,386,000	1,797,046
Pennsylvania Economic Development Financing Authority, Noble Environmental, Inc., Revenue, AMT, Series 2025, 6.88%, 09/01/2047 (a)	1,000,000	1,107,090
Pennsylvania Housing Finance Agency, Revenue, Series 2025‑149A, 5.15%, 10/01/2050 (d)	1,500,000	1,534,459
Revenue, Refunding, Series 2025‑150A, 5.25%, 10/01/2052 (d)	1,000,000	1,026,946
6,069,251
Puerto Rico — 0.6%
Children’s Trust Fund, Revenue, Series 2008 B, 0.00%, 05/15/2057 (i)	12,695,000	409,169
Rhode Island — 2.5%
Rhode Island Health and Educational Building Corp., Chartercare Health of Rhode Island Obligated Group, Revenue, Series 2026 A, 8.50%, 10/01/2056	1,500,000	1,681,411
South Carolina — 2.1%
South Carolina Jobs-Economic Development Authority, Connexion Communities Obligated Group, Revenue, Series 2025 A1, 6.75%, 10/15/2060 (a)	1,000,000	1,038,515
Libertas Academy Woodruff, Revenue, Series 2025 A, 7.25%, 08/15/2065 (a)	350,000	366,411
1,404,926
South Dakota — 0.7%
Flandreau Santee Sioux Tribe of South Dakota, 7.13%, 09/15/2045 (a)	500,000	500,960

First Eagle Tactical Municipal Opportunities Fund  |  Semiannual Report  |  June 30, 2026

First Eagle Tactical Municipal Opportunities Fund  |  Schedule of Investments  |  June 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Tennessee — 5.2%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Vanderbilt University Medical Center Obligated Group, Revenue, Refunding, Series 2016 A, 5.00%, 07/01/2046	1,000,000	1,000,000
Metropolitan Nashville Airport Authority (The), Revenue, AMT, Series 2026 B, 5.50%, 07/01/2056 (f)	1,200,000	1,277,760
Shelby County Health Educational & Housing Facilities Board, Trezevant Episcopal Home Obligated Group, Revenue, Refunding, Series 2013 A, 5.38%, 09/01/2041	450,000	406,013
Trezevant Episcopal Home Obligated Group, Revenue, Refunding, Series 2016 A, 4.25%, 09/01/2037 (a)	25,000	20,791
Trezevant Episcopal Home Obligated Group, Revenue, Refunding, Series 2016 A, 5.00%, 09/01/2037 (a)	900,000	801,795
3,506,359
Texas — 7.0%
Arlington Higher Education Finance Corp., Brooks Collegiate Academy / Brooks Lone Star Academy, Revenue, Series 2021 A, 5.00%, 06/15/2051	600,000	482,564
City of Pilot Point, Maverick Farms Public Improvement District Improvement Area, Special Assessment, Series 2026, 7.00%, 09/15/2056	1,265,000	1,277,810
New Hope Cultural Education Facilities Finance Corp., Sanctuary LTC LLC, Revenue, Series 2021 A‑1, 5.50%, 01/01/2057	250,000	241,525
SLF CHP LLC, Revenue, Series 2025 A, 6.50%, 07/01/2056 (a)	1,600,000	1,674,058
Texas Water Development Board, State Revolving Fund, Revenue, Series 2025, 4.80%, 10/15/2056 (d)	1,000,000	1,013,262
4,689,219
Utah — 3.1%
Point Phase 1 Public Infrastructure District No. 1, Revenue, Series 2025 B, 8.50%, 03/15/2055	500,000	511,856
Resort Core Public Infrastructure District No. 1, GO, Series 2026 B, 8.25%, 03/15/2057	1,000,000	1,022,545

First Eagle Tactical Municipal Opportunities Fund  |  Semiannual Report  |  June 30, 2026

First Eagle Tactical Municipal Opportunities Fund  |  Schedule of Investments  |  June 30, 2026 (unaudited)

Investments	Principal Amount ($)	Value ($)
Utah — 3.1% (continued)
Utah Charter School Finance Authority, Scholar Academy Project, Revenue, Series 2018 A, 5.88%, 10/15/2028 (a)(b)(c)	570,000	563,777
2,098,178
Washington — 1.1%
Washington State Housing Finance Commission, Provident Group — SH II Properties LLC, Revenue, Series 2025 B, 7.00%, 07/01/2064 (a)	700,000	735,951
Wisconsin — 10.3%
Public Finance Authority, AMCP Franklin LLC, Revenue, Senior Lien, Series 2025 A‑1, 6.75%, 12/01/2060 (a)	500,000	514,779
Dreamhouse ‘Ewa Beach Public Charter School, Revenue, Refunding, Series 2025 A, 7.38%, 06/15/2060 (a)	2,100,000	2,115,963
Forgewell Collective LLC Obligated Group, Revenue, Series 2026 A, 9.00%, 07/01/2040	500,000	526,636
Liberty Classical Schools Educational Services, Inc., Revenue, Series 2025 A, 7.00%, 06/15/2065 (a)	500,000	506,900
QCF Behavioral Hospitals I Obligated Group, Revenue, Series 2024 B, 0.00%, 07/01/2064 (a)(i)	16,500,000	199,218
Sarpy County Sanitary & Improvement District No. 365, Special Assessment, Series 2025 D, 7.00%, 06/16/2030 (a)	700,000	701,637
Sarpy County Sanitary & Improvement District No. 365, Special Assessment, Series 2026 A, 7.00%, 01/26/2031 (a)	172,116	170,872
Sarpy County Sanitary & Improvement District No. 379, Special Assessment, Series 2025 B, 7.00%, 06/05/2030 (a)	700,000	701,423
Sarpy County Sanitary & Improvement District No. 379, Special Assessment, Series 2025 E, 7.00%, 09/30/2030 (a)	201,758	201,991
WVC, Revenue, Series 2025 A, 6.75%, 12/01/2065 (a)	1,250,000	1,313,759
6,953,178
Total Municipal Bonds (Cost $78,515,564)		79,714,735

First Eagle Tactical Municipal Opportunities Fund  |  Semiannual Report  |  June 30, 2026

First Eagle Tactical Municipal Opportunities Fund  |  Schedule of Investments  |  June 30, 2026 (unaudited)

Investments	Number of Warrants	Value ($)
Warrants — 0.0%
Diversified Consumer Services — 0.0%
Bbl West, expiring 4/30/2036*‡(j)	117,935	—
Oil, Gas & Consumable Fuels — 0.0%
BL Train Holdings West LLC, expiring 12/1/2035*‡(j)	6,606	—
Total Warrants (Cost — )		—
	Shares
Short-Term Investments — 0.2%
Investment Companies — 0.2%
JPMorgan U.S. Government Money Market Fund, Capital Shares 3.60% (k) (Cost $157,835)	157,835	157,835
Total Investments — 118.5% (Cost $78,673,399)		79,872,570
Floating Rate Note Obligations — (21.5%) (l)		(14,490,000)
Other assets less liabilities — 3.0%		2,021,910
Net Assets — 100.0%		67,404,480
*
Non-income producing security.
‡
Value determined using significant unobservable inputs.
(a)
Securities exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. Total value of all such securities at June 30, 2026 amounted to $32,153,103, which represents approximately 47.70% of net assets of the Fund.
(b)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of June 30, 2026.
(c)
Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on June 30, 2026.
(d)
All or a portion of the principal amount transferred to a Tender Option Bond (“TOB”) Issuer in exchange for TOB residuals and cash. The TOB trust is a non-recourse trust.
(e)
Zero coupon bond until next reset date.
(f)
All or a portion of the principal amount transferred to a Tender Option Bond (“TOB”) Issuer in exchange for TOB residuals and cash. The TOB trust is a recourse trust. The inverse floaters are pledged as collateral. As of the end of the reporting period, the aggregate value of these inverse floaters pledged is $1,089,930.
(g)
Represents a security that is subject to legal restrictions on resale due to compliance obligations of the Adviser. Total value of all such securities at June 30, 2026 amounted to $1,429,588, which represents approximately 2.12% of net assets of the Fund.

First Eagle Tactical Municipal Opportunities Fund  |  Semiannual Report  |  June 30, 2026

First Eagle Tactical Municipal Opportunities Fund  |  Schedule of Investments  |  June 30, 2026 (unaudited)

Restricted Securities	Acquisition Date	Cost		Carrying Value Per Share/ Principal
Florida Development Finance Corp.	07/11/25 - 11/17/25	$405,297	$73.50
Florida Development Finance Corp.	08/12/2025	600,000	65.00
Florida Development Finance Corp.	10/07/25 - 12/03/25	717,449	28.00
Louisiana Local Government Environmental Facilities & Community Development Authority	07/14/2025	213,728	84.23
		$1,936,474
(h)
Variable rate demand notes “VRDNs” are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.
(i)
Zero Coupon Security. Debt security that pays no cash income but is sold at a substantial discount from its value at maturity.
(j)
Security fair valued as of June 30, 2026 by the Adviser as “valuation designee” under the oversight of the Fund’s Board of Trustees. Total value of all such securities at June 30, 2026 amounted to $0, which represents approximately 0.00% of net assets of the Fund.
(k)
Represents 7-day effective yield as of June 30, 2026.
(l)
Face value of Floating Rate Notes issued in TOB transactions.

Abbreviations

AMT
— Alternative Minimum Tax
FHA
— Federal Housing Administration
GNMA
— Government National Mortgage Association
GO
— General Obligation

As of June 30, 2026, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,644,433
Aggregate gross unrealized depreciation	(1,445,262)
Net unrealized appreciation	$1,199,171
Federal income tax cost of investments	$78,673,399

See Notes to Financial Statements.

First Eagle Tactical Municipal Opportunities Fund  |  Semiannual Report  |  June 30, 2026

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Statement of Assets and Liabilities

June 30, 2026 (unaudited)

First Eagle Tactical Municipal Opportunities Fund
Assets
Investments (Cost $78,673,399) (Note 2)	$79,872,570
Receivable for investments sold	472,209
Receivable for Fund shares sold	575,414
Accrued interest and dividends receivable	1,539,759
Due from adviser (Note 5)	154,985
Other assets	1,911
Total Assets	82,616,848
Liabilities
Investment advisory fees payable (Note 5)	62,070
Payable for investments purchased	97,209
Payable for Floating Rate Note Obligations	14,490,000
Administrative fees payable (Note 5)	10,228
Payable for dividends to shareholders	342,032
Interest expense and fees payable (Note 2)	98,292
Accrued expenses and other liabilities	112,537
Total Liabilities	15,212,368
Commitments and contingent liabilities^	—
Net Assets	$67,404,480
Net Assets Consist of
Paid in capital	$65,819,467
Total distributable earnings (losses)	1,585,013
Net Assets	$67,404,480
Class I
Net Assets	$67,404,480
Shares Outstanding	6,539,686
Net asset value per share and redemption proceeds per share	$10.31
^
See Note 5 in the Notes to the Financial Statements.

See Notes to Financial Statements.

First Eagle Tactical Municipal Opportunities Fund  |  Semiannual Report  |  June 30, 2026

Statement of Operations

Period Ended June 30, 2026 (unaudited)

First Eagle Tactical Municipal Opportunities Fund
Investment Income
Interest	$2,369,671
Dividends	13,502
Total Income	2,383,173
Expenses
Investment advisory fees (Note 5)	342,023
Shareholder servicing agent fees	43,316
Administrative fees (Note 5)	13,261
Professional fees	171,392
Custodian and accounting fees	40,918
Shareholder reporting fees	4,969
Trustees’ fees (Note 5)	887
Interest expense (Note 2)	179,265
Registration and filing fees	39,439
Other expenses	1,289
Total Expenses	836,759
Expense waiver (Note 5)	(581,615)
Expense reductions due to earnings credits (Note 2)	(1,537)
Net Expenses	253,607
Net Investment Income (Note 2)	2,129,566
Realized and Unrealized Gains (Losses) on Investments (Note 2)
Net realized gains (losses) from:
Transactions in investments	476,367
476,367
Changes in unrealized appreciation (depreciation) of:
Investments	1,063,706
1,063,706
Net realized and unrealized gains on investments	1,540,073
Net Increase in Net Assets Resulting from Operations	$3,669,639

See Notes to Financial Statements.

First Eagle Tactical Municipal Opportunities Fund  |  Semiannual Report  |  June 30, 2026

Statements of Changes in Net Assets

	First Eagle Tactical Municipal Opportunities Fund
For the Six Months Ended June 30, 2026 (unaudited)	For the Period 5/30/25† - 12/31/25
Operations
Net investment income	$2,129,566	$1,263,242
Net realized gain (loss) from investments	476,367	(234,326)
Change in unrealized appreciation of investments	1,063,706	135,465
Net increase in net assets resulting from operations	3,669,639	1,164,381
Distributable earnings:
Class I	(2,040,002)	(1,209,005)
Decrease in net assets resulting from distributions	(2,040,002)	(1,209,005)
Fund Share Transactions
Class I
Net proceeds from shares sold	18,495,199	52,662,548
Net asset value of shares issued for reinvested dividends and distributions	88,991	13,838
Cost of shares redeemed	(5,441,109)	—
Increase in net assets from Class I share transactions	13,143,081	52,676,386
Increase in net assets from Fund share transactions	13,143,081	52,676,386
Net increase in net assets	14,772,718	52,631,762
Net Assets (Note 2)
Beginning of period	52,631,762	—
End of period	$67,404,480	$52,631,762
Changes in Shares Outstanding
Class I
Shares outstanding, beginning of period	5,240,472	—
Shares sold	1,834,522	5,239,096
Shares issued on reinvestment of distributions	8,781	1,376
Shares redeemed	(544,089)	—
Shares outstanding, end of period	6,539,686	5,240,472
†
Inception date.

See Notes to Financial Statements.

First Eagle Tactical Municipal Opportunities Fund  |  Semiannual Report  |  June 30, 2026

Statement of Cash Flows

Period Ended June 30, 2026 (unaudited)

First Eagle Tactical Municipal Opportunities Fund
Cash Flows Provided by (Used in) Operating Activities:
Net increase in net assets resulting from operations	$3,669,639
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities:
Payments to purchase investments	(38,541,821)
Proceeds from sale and paydowns of investments	21,780,754
Net increase in short-term investments	(66,227)
Realized (gain) loss on investments	(476,367)
Change in unrealized (appreciation) depreciation on investments	(1,063,706)
Amortization (accretion) of bond premium (discount)	(302,854)
(Increases) decreases in operating assets:
Accrued interest and dividends receivable	(535,789)
Due from adviser	27,310
Other assets	(1,720)
Increases (decreases) in operating liabilities:
Investment advisory fees payable	12,914
Administrative fees payable	4,459
Interest expense and fees payable	28,444
Accrued expenses and other liabilities	(35,317)
Net cash provided by (used in) operating activities	$(15,500,281)
Cash Flows Provided by (Used in) Financing Activities:
Proceeds from shares sold	19,050,988
Payments on shares redeemed	(5,441,109)
Cash distributions paid	(1,891,598)
Proceeds from floating rate note obligations	3,775,000
Net cash provided by (used in) financing activities	$15,493,281
Net change in cash	(7,000)
Cash, beginning of period	7,000
Cash, end of period	$—

Supplemental disclosure of cash flow information:

Non-cash financing activities consist of reinvestment of distributions in the amount of $88,991.

Cash paid during the period for interest in the amount of $150,821.

See Notes to Financial Statements.

First Eagle Tactical Municipal Opportunities Fund  |  Semiannual Report  |  June 30, 2026

First Eagle Tactical Municipal Opportunities Fund

Financial Highlights

	Per share operating performance*
Class I	For the Six Months Ended June 30, 2026 (unaudited)	For the Period 5/30/25^ ‑ 12/31/25
Investment Operations
Net asset value, beginning of period	$10.04		$10.00
Net investment income	0.36		0.41
Net realized and unrealized gains on investments†	0.26		0.01
Total investment operations	0.62		0.42
Less Dividends and Distributions
From net investment income	(0.35)		(0.38)
From capital gains	—		—
Total distributions	(0.35)		(0.38)
Net asset value, end of period	$10.31		$10.04
Total return	6.24	%(a)	4.31	%(a)
Net assets, end of period (thousands)	$67,404		$52,632
Ratios to Average Net Assets
Operating expenses excluding earnings credits and/or fee waivers	2.83	%(b)	3.23	%(d)
Operating expenses including earnings credits and/or fee waivers	0.86	%(b)(c)	0.81	%(c)(d)
Net investment income excluding earnings credits and/or fee waivers	5.23	%(b)	4.64	%(d)
Net investment income including earnings credits and/or fee waivers	7.20	%(b)	7.06	%(d)
Supplemental Data
Portfolio turnover rate	30.80	%(a)	124.94	%(a)
^
Inception date.
†
The amount shown for shares outstanding throughout the period does not accord with the aggregate gain/loss for that period because of the timing of sales and purchases of the Fund’s shares in relation to fluctuating market value of the investments in the Fund.
*
Per share amounts have been calculated using the average shares method.
(a)
Not annualized.
(b)
Annualized.
(c)
Interest expense and fees relate to the costs of tender option bond transactions(See Note 2(d))representing 0.61% and 0.56% for the period January 1, 2026 to June 30, 2026 and for the period May 30, 2025 to December 31, 2025, respectively. Without the interest expense and fees, the operating expenses including earnings credits and/or fee waivers would have been 0.25% and 0.25%, for the period January 1, 2026 to June 30, 2026 and for the period May 30, 2025 to December 31, 2025, respectively.
(d)
Annualized, except for fixed costs.

First Eagle Tactical Municipal Opportunities Fund  |  Semiannual Report  |  June 30, 2026

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Notes to Financial Statements

Note 1 — Organization

First Eagle Tactical Municipal Opportunities Fund (the “Fund”) is a non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), that continuously offers its shares of beneficial interest (the “Common Shares”), and is operated as an “interval fund.” The Fund was organized as a Delaware statutory trust on December 23, 2024, pursuant to a Declaration of Trust governed by the laws of the State of Delaware, as amended and restated by the Amended and Restated Declaration of Trust, dated as of April 3, 2025.

The Fund’s primary investment objective is to provide high current income exempt from regular federal income taxes; capital appreciation is a secondary objective when consistent with the Fund’s primary objective. The Fund seeks to achieve its investment objectives by investing at least 80% of its net assets (plus any borrowings for investment purposes) in municipal bonds that pay interest that is exempt from regular federal personal income tax. Such municipal bonds may include obligations issued by U.S. states and their subdivisions, authorities, instrumentalities and corporations, as well as obligations issued by U.S. territories that pay interest that is exempt from regular federal personal income tax and may include all types of municipal bonds that pay interest that is exempt from regular federal personal income tax. The Fund may invest without limit in securities that generate income taxable to those shareholders subject to the federal alternative minimum tax.

The Fund currently offers six classes of Common Shares: Class A‑1 Shares, Class A‑2 Shares, Class A‑3 Shares, Class A‑4 Shares, Class I Shares and Class W Shares. Class A‑1 Shares, Class A‑2 Shares, Class A‑3 Shares, Class A‑4 Shares and Class W Shares have been offered since April 30, 2026. The Fund has been granted exemptive relief (the “Exemptive Relief”) from the Securities and Exchange Commission (the “SEC”) that permits the Fund to issue multiple classes of shares and to impose asset-based distribution fees and early-withdrawal fees. The Fund may offer additional classes of shares in the future.

First Eagle Investment Management, LLC (the “Adviser”) is the investment adviser of the Fund. The Adviser is a subsidiary of First Eagle Holdings, Inc. (“First Eagle Holdings”). A controlling interest in First Eagle Holdings is owned by funds managed by Genstar Capital, LLC.

Note 2 — Significant Accounting Policies

The following is a summary of significant accounting policies that are adhered to by the Fund. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (the “FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”).

First Eagle Tactical Municipal Opportunities Fund  |  Semiannual Report  |  June 30, 2026

Notes to Financial Statements

a)
Investment Valuation — The Fund’s net asset value (“NAV”) per share is computed by dividing the total current value of the assets of the Fund, less its liabilities, by the total number of shares outstanding at the time of such computation. The Fund computes its NAV per share as of the close of trading on each day the New York Stock Exchange (“NYSE”) is open for trading.

The Fund’s securities are valued by various methods, as described below:

Portfolio securities and other assets for which market quotes are readily available are valued at market value.

All bonds, whether listed on an exchange or traded in the over-the-counter market for which market quotations are available are generally priced at the evaluated bid price provided by an approved pricing service as of the close of trading on the NYSE (normally 4:00 PM EST), or dealers in the over-the-counter markets in the United States or abroad. Pricing services and broker-dealers use multiple valuation techniques to determine value. In instances where sufficient market activity exists, dealers or pricing services utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable instruments and the various relationships between instruments in determining value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique features of the instrument in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. The Adviser Valuation Committee, at least annually, will review the pricing service’s inputs, methods, models, and assumptions for its evaluated prices.

Inverse Floaters are evaluated using a third party model that takes into account the evaluated price of the underlying bond, leverage factors, gain share and floating rate levels.

Investment companies, including money market funds, are valued at their net asset value.

If a price is not available from an independent pricing service or broker, or if the price provided is believed to be unreliable, the security will be fair valued as described below. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. Fair value methods may include, but are not limited to, the use of market comparable and/or income approach methodologies. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their NAV. Determination of fair value is uncertain because it involves subjective judgments and estimates. There can be no assurance that the Fund’s valuation of a security will not differ from the amount that it realizes upon the sale of such security.

First Eagle Tactical Municipal Opportunities Fund  |  Semiannual Report  |  June 30, 2026

Notes to Financial Statements

The Fund adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in GAAP and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities.

The Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs or assumptions to valuation techniques used to measure fair value. These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 — Quoted prices in active markets for identical securities;

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.);

Level 3 — Other significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Fair valuation of securities, other financial instruments or other assets (collectively, “securities”) held by the Fund are determined in good faith by the Adviser as “valuation designee” under the oversight of the Fund’s Board of Trustees (the “Board”). The Board Valuation, Liquidity and Allocations Committee (the “Committee”) oversees the execution of the valuation procedures for the Fund. In accordance with Rule 2a‑5 under the 1940 Act, the Board has designated the Adviser the “valuation designee” to perform the Fund’s fair value determinations. The Adviser’s fair valuation process is subject to Board oversight and certain reporting and other requirements.

The following table summarizes the valuation of the Fund’s investments under the fair value hierarchy levels as of June 30, 2026:

First Eagle Tactical Municipal Opportunities Fund

Description†	Level 1	Level 2	Level 3‡		Total
Assets:
Municipal Bonds	$—	$79,714,735	$—		$79,714,735
Short-Term Investments	157,835	—	—		157,835
Warrants	—	—	—	^	—
Total	$157,835	$79,714,735	$—		$79,872,570
†
See Schedule of Investments for additional detailed categorizations.
‡
Value determined using significant unobservable inputs.
^
Fair value represents zero.

The Fund holds liabilities in floating rate obligations, where applicable, which are not reflected in the table above. The fair values of the Fund’s liabilities for

First Eagle Tactical Municipal Opportunities Fund  |  Semiannual Report  |  June 30, 2026

Notes to Financial Statements

floating rate obligations approximate their liquidation values. Floating rate obligations are generally classified as Level 2 and further described in these Notes to Financial Statements.

b)
Cash — For the purposes of the Statement of Cash Flows, the Fund defines cash as cash, including foreign currency and restricted cash. The Fund’s cash is maintained with a major United States financial institution, which is a member of the Federal Deposit Insurance Corporation. The Fund’s cash balance may exceed insurance limits at times.
c)
Investment Transactions and Income — Investment transactions are accounted for on a trade date basis. Interest income, adjusted for the accretion of discount and amortization of premiums, is recorded daily on an accrual basis. The specific identification method is used in determining realized gains and losses from investment transactions. In computing investment income, the Fund accretes discounts and amortizes premiums on debt obligation using the effective yield method.

The difference between cost and fair value on open investments is reflected as unrealized appreciation (depreciation) on investments, and any change in that amount from prior period is reflected as change in unrealized gains (losses) of investment securities in the Statement of Operations.

d)
Tender Option Bonds — Inverse floating rate interests (“Inverse Floaters”) are issued in connection with municipal tender option bond (“TOB”) financing transactions (secured borrowings) to generate leverage for the Fund. Such instruments are created by a special purpose trust (a “TOB Trust”) that holds long-term fixed rate bonds sold to it by the Fund (the “underlying security”), and issues two classes of beneficial interests: short-term floating rate interests (“Floaters”), which are sold to other investors, and Inverse Floaters, which are purchased by the Fund. The Fund also may purchase Floaters issued by a TOB Trust. The Floaters have first priority on the cash flow from the underlying security held by the TOB Trust, have a tender option feature that allows holders to tender the Floaters back to the TOB Trust for their par amount and accrued interest at specified intervals and bear interest at prevailing short-term interest rates. Tendered Floaters are remarketed for sale to other investors for their par amount and accrued interest by a remarketing agent to the TOB Trust and are ultimately supported by a liquidity facility provided by a bank, upon which the TOB Trust can draw funds to pay such amount to holders of Tendered Floaters that cannot be remarketed. The Fund, as holder of the Inverse Floaters, is paid the residual cash flow from the underlying security. Accordingly, the Inverse Floaters provide the Fund with leveraged exposure to the underlying security. When short-term interest rates rise or fall, the interest payable on the Floaters issued by a TOB Trust will, respectively, rise or fall, leaving less or more, respectively, residual interest cash flow from the underlying security available for payment on the Inverse Floaters. Thus, as short-term interest rates rise, Inverse Floaters produce less income for the Fund, and as short-term interest

First Eagle Tactical Municipal Opportunities Fund  |  Semiannual Report  |  June 30, 2026

Notes to Financial Statements

rates decline, Inverse Floaters produce more income for the Fund. The price of Inverse Floaters is expected to decline when interest rates rise and increase when interest rates decline, in either case generally more so than the price of a bond with a similar maturity, because of the effect of leverage. As a result, the price of Inverse Floaters is typically more volatile than the price of bonds with similar maturities, especially if the relevant TOB Trust is structured to provide the holder of the Inverse Floaters relatively greater leveraged exposure to the underlying security (e.g., if the par amount of the Floaters, as a percentage of the par amount of the underlying security, is relatively greater). Upon the occurrence of certain adverse events (including a credit ratings downgrade of the underlying security or a substantial decrease in the market value of the underlying security), a TOB Trust may be collapsed by the remarketing agent or liquidity provider and the underlying security liquidated, and the Fund could lose the entire amount of its investment in the Inverse Floater and may, in some cases, be contractually required to pay the shortfall, if any, between the liquidation value of the underlying security and the principal amount of the Floaters. Consequently, in a rising interest rate environment, the Fund’s investments in Inverse Floaters could negatively impact the Fund’s performance and yield, especially when those Inverse Floaters provide the Fund with relatively greater leveraged exposure to the underlying securities held by the relevant TOB Trusts.

The Fund may invest in Inverse Floaters on a non-recourse or recourse basis. If the Fund invests in an Inverse Floater on a recourse basis, the Fund will be required to reimburse the liquidity provider of a TOB Trust for any shortfall between the liquidation value of the underlying security and the principal amount of the Floaters in the event the Floaters cannot be successfully remarketed and the Fund could suffer losses in excess of the amount of its investment in the Inverse Floater.

The Underlying Bond deposited into the TOB Trust is identified in the Fund’s Schedule of Investments as “All or a portion of principal amount transferred to a TOB Issuer in exchange for TOB residuals and cash” with the Fund recognizing as liabilities, labeled “Payable for Floating Rate Note Obligation” on the Statement of Assets and Liabilities, (a) the liquidation value of Floaters issued by the TOB Trust, and (b) the amount of any borrowings by the TOB Trust from a Liquidity Provider to enable the TOB Trust to purchase outstanding Floaters in lieu of a remarketing. In addition, the Fund recognizes in “Investment Income” the entire earnings of the Underlying Bond, and recognizes (a) the interest paid to the holders of the Floaters or on the TOB Trust’s borrowings, and (b) other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust, as a component of “Interest expense” on the Statement of Operations. Earnings due from the Underlying Bond and interest due to the holders of the Floaters as of the end of the reporting period are recognized as components of “Accrued interest and dividends receivable” and “Interest expense and fees payable” on the Statement of Assets and Liabilities, respectively.

First Eagle Tactical Municipal Opportunities Fund  |  Semiannual Report  |  June 30, 2026

Notes to Financial Statements

As of June 30, 2026, the aggregate value of Floaters issued by the Fund’s TOB Trusts was as follows:

Floating Rate Obligations		Interest Rate
First Eagle Tactical Municipal Opportunities Fund	$14,490,000	2.67%-3.05%

For the period ended June 30, 2026, the average amount of Floaters outstanding and the average annual interest rates and fees related to Floating Rate Obligations, were as follows:

Average Floating Rate Obligations Outstanding		Average Annual Interest Rate and Fees
First Eagle Tactical Municipal Opportunities Fund	$13,088,232	2.82%

As of the end of the reporting period, the Fund’s maximum exposure to the Floaters issued by Recourse Trusts was as follows:

Maximum Exposure to Recourse Trusts
First Eagle Tactical Municipal Opportunities Fund	$4,935,000
e)
United States Income Taxes — The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its earnings to its shareholders.

Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole.

f)
Expenses — Expenses directly related to the Fund are charged to the Fund. Other operating expenses shared by several funds, also managed by the Adviser, are prorated among those funds on the basis of relative net assets or other appropriate methods. Earnings credits may reduce shareholder servicing agent fees by the amount of interest earned on balances with such service provider.
g)
Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

First Eagle Tactical Municipal Opportunities Fund  |  Semiannual Report  |  June 30, 2026

Notes to Financial Statements

h)
Class Accounting — Investment income, common expenses and realized/unrealized gain or loss on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that class.
i)
Indemnification — In the normal course of business, the Fund enters into contracts which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
j)
Segment Reporting — In accordance with ASC 280, the Fund has determined that it has a single operating segment which derives its revenues from investments made in accordance with the Fund’s defined investment objectives. The Fund’s chief operating decision maker (“CODM”) is represented by the Fund Operating Committee of the Adviser. The Fund’s net investment income, total returns, expense ratios, and net increase (decrease) in net assets resulting from operations which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the Fund’s financial statements.
k)
Derivative Transactions — Unless the Fund is relying on the Limited Derivatives User Exception (as defined below), the Fund must comply with Rule 18f‑4 with respect to its Derivatives Transactions (as defined below). Rule 18f‑4, among other things, requires the Fund to adopt and implement a comprehensive written derivatives risk management program (“DRMP”) and comply with a relative or absolute limit on Fund leverage risk calculated based on value-at-risk (“VaR”). The DRMP is administered by a “derivatives risk manager,” who is appointed by the Board, including a majority of Independent Trustees, and periodically reviews the DRMP and reports to the Board. Rule 18f‑4 provides an exception from the DRMP, VaR limit and certain other requirements if the Fund’s “derivatives exposure” (as defined in Rule 18f‑4) is limited to 10% of its net assets (as calculated in accordance with Rule 18f‑4) and the Fund adopts and implements written policies and procedures reasonably designed to manage its derivatives risks (the “Limited Derivatives User Exception”). As of the date hereof, the Fund relies on the Limited Derivatives User Exception.

Under Rule 18f‑4, “Derivatives Transactions” include the following: (1) any swap, security-based swap (including a contract for differences), futures contract, forward contract, option (excluding purchased options), any combination of the foregoing, or any similar instrument, under which the Fund is or may be required to make any payment or delivery of cash or other assets during the life of the instrument or at maturity or early termination, whether as margin or settlement payment or otherwise; (2) any short sale borrowing; (3) reverse repurchase agreements and similar financing transactions (e.g., recourse and nonrecourse tender option bonds, and borrowed bonds), if the Fund elects to treat these transactions as Derivatives Transactions under Rule 18f‑4; and

First Eagle Tactical Municipal Opportunities Fund  |  Semiannual Report  |  June 30, 2026

Notes to Financial Statements

(4) when issued or forward-settling securities (e.g., firm and standby commitments, including to-be-announced (“TBA”) commitments, and dollar rolls) and nonstandard settlement cycle securities, unless the Fund intends to physically settle the transaction and the transaction will settle within 35 days of its trade date.

Note 3 — Principal Risks

Market Risk — The Fund is subject to market risks including unexpected directional price movements, deviations from historical pricing relationships, changes in the regulatory environment, changes in market volatility, panicked or forced selling of assets and contraction of available credit or other financing sources. The success of the Fund’s activities may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws and national and international political circumstances. Geopolitical and other risks, including environmental and public health, may also add to instability in world economies and markets generally.

Recent market conditions and events, including a global public health crisis, wars and armed conflicts and actions taken by governments in response, may exacerbate volatility. Rapid changes in prices or liquidity, which often are not anticipated and can relate to events not connected to particular investments, may limit the ability of the Fund to dispose of its assets at the price or time of its choosing and can result in losses. Changes in prices may be temporary or may last for extended periods.

Market turmoil may negatively affect the Fund’s performance. Credit markets may become illiquid, credit spreads may widen and the equity markets may lose substantial value. Such market conditions may cause the Fund to suffer substantial losses and/or implement measures that adversely affect the Fund.

Interest Rate Risk — An increase in interest rates tends to reduce the market value of debt instruments, while a decline in interest rates tends to increase their values. A debt instrument’s “duration” is a way of measuring a debt instrument’s sensitivity to a potential change in interest rates. Longer duration instruments tend to be more sensitive to interest rate changes than those with shorter durations. Generally, debt instruments with long maturities and low coupons have the longest durations. A significant increase in market interest rates could harm the Fund’s ability to attract new portfolio companies and originate new loans and investments. In periods of rising interest rates, the Fund’s cost of funds would increase, resulting in a decrease in the Fund’s net investment income. In addition, a decrease in interest rates may reduce net income, because new investments may be made at lower rates despite the increased demand for the Fund’s capital that the decrease in interest rates may produce. As of the date hereof, there have been significant recent rate increases in the United States to combat inflation in the U.S. economy, and additional rate increases are possible.

First Eagle Tactical Municipal Opportunities Fund  |  Semiannual Report  |  June 30, 2026

Notes to Financial Statements

Credit Risk — The value of the Fund’s portfolio may fluctuate in response to the risk that the issuer of a bond or other instrument will not be able to make payments of interest and principal when due. Investment in private and middle market companies is highly speculative and involves a high degree of risk of credit loss. Additionally, issuers of syndicated loans and other types of credit instruments in which the Fund may invest may default on their obligations to pay principal or interest when due. This would decrease the Fund’s income and lower the value of the syndicated loans and credit instruments experiencing default. With respect to the Fund’s investments in syndicated loans and debt securities that are secured, there can be no assurance that the collateral would satisfy the issuer’s obligation in the event of non-payment or that such collateral could be readily liquidated. In the event of an issuer’s bankruptcy, the Fund could be delayed or limited in its ability to realize the benefits of any collateral securing such syndicated loans or credit instruments. To the extent the Fund invests in high-yield securities and other types of credit instruments, it will be exposed to a greater amount of credit risk than if it invested solely in investment grade debt securities and other types of credit instruments.

Municipal Bond Risk — Like other bonds, municipal bonds are subject to credit risk, interest rate risk, liquidity risk, and call risk. However, the obligations of some municipal issuers may not be enforceable through the exercise of traditional creditors’ rights. The reorganization under federal bankruptcy laws of a municipal bond issuer may result in the bonds being cancelled without payment or repaid only in part, or in delays in collecting principal and interest. In the event of a default in the payment of interest and/or repayment of principal, the Fund may enforce its rights by taking possession of, and managing, the assets securing the issuer’s obligations on such securities. These actions may increase the Fund’s operating expenses. In addition, lawmakers may seek to extend the time for payment of principal or interest, or both, or to impose other constraints upon enforcement of such obligations. State or federal regulation with respect to a specific sector could impact the revenue stream for a given subset of the market. Municipal bonds may have lower overall liquidity than other types of bonds, and there may be less publicly available and timely information about the financial condition of municipal issuers than for issuers of other securities.

High Yield Risk — The Fund may invest in high yield debt instruments. Instruments with the lowest investment grade ratings are considered to have speculative characteristics. Certain debt instruments that have not been rated also are considered by the Adviser to be equivalent to below investment grade (often referred to as “high yield” or “junk” bonds). On balance, debt instruments that are below investment grade are considered predominately speculative with respect to the issuer’s capacity to pay interest and repay principal according to the terms of the obligation and, therefore, carry greater investment risk, including the possibility of default and bankruptcy. In the event of a high yield issuer’s bankruptcy, claims of other creditors may have priority over the claims of high yield bond holders, leaving few or no assets available to repay high yield bond holders. Prices of high yield

First Eagle Tactical Municipal Opportunities Fund  |  Semiannual Report  |  June 30, 2026

Notes to Financial Statements

instruments are subject to extreme price fluctuations and are likely to be less marketable and more adversely affected by economic downturns than higher-quality debt instruments. Adverse publicity and investors’ perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of lower-rated debt instruments, especially in a thinly traded market. Analyses of the creditworthiness of issuers of lower-rated debt instruments may be more complex than for issuers of higher-rated instruments, and the ability of the Fund to achieve its investment objectives may, to the extent of investment in lower-rated debt instruments, be more dependent upon such creditworthiness analyses than would be the case if the Fund were investing in higher-rated instruments.

Special Situations Municipal Securities Risk — The availability of special situations municipal securities that present attractive investment opportunities has historically been sporadic and may in the future be rare or at times non-existent.

As such, the portion of the Fund’s assets invested in special situations municipal securities may fluctuate significantly over time according to the availability of attractive special situations municipal securities opportunities. At times when the portion of the Fund’s assets invested in special situations municipal securities is low, due to lack of availability of special situations municipal securities or otherwise, that low level exposure to such securities may impede the Fund’s ability to fully pursue its investment objectives. Special situations municipal securities present both unusual opportunities and challenges. The ability of the Fund to capitalize on its investments in special situations municipal securities will be dependent on several factors including, but not limited to, the Adviser’s ability (1) to select special situations municipal securities to invest in that have good prospects for improving their creditworthiness over time, or otherwise experiencing price improvement; (2) to manage the various special situations municipal securities’ credits through the recovery process, including work-outs, buyouts and bankruptcies; (3) to buy attractively-priced special situations municipal securities that have the potential to appreciate significantly in value or minimize losses, depending on market conditions; and (4) to liquidate its investments in special situations municipal securities, either by selling such securities to other investors at attractive prices, or by receiving cash, securities or other assets of value after and as a result of a work-out or the issuer’s emergence from bankruptcy. The Adviser’s ability to succeed in these efforts will require skills and techniques that are different from or in addition to the skills and techniques used by a typical municipal investment manager. There is no assurance that the Adviser will succeed in its efforts, or that market circumstances will end up being favorable to deriving outsized returns from investments in special situations municipal securities.

Debt Securities Risk — The value of debt securities may decline for a number of reasons that directly relate to the borrower, such as the borrower’s financial strength, management performance, financial leverage and reduced demand for the borrower’s goods and services, as well as the historical and prospective earnings of the issuer and the value of its assets. A change in the financial condition of a single issuer of debt securities may affect securities markets as a

First Eagle Tactical Municipal Opportunities Fund  |  Semiannual Report  |  June 30, 2026

Notes to Financial Statements

whole. These risks can apply to the Common Shares issued by the Fund and to the issuers of securities and other instruments in which the Fund invests.

Large Shareholder Risk — To the extent that certain shareholders, including affiliates of the Adviser and the Subadviser, hold a substantial amount of Common Shares, there is a risk that these shareholders will seek to sell Common Shares in large amounts rapidly in connection with repurchase offers. These transactions could adversely affect the Fund’s ability to conduct its investment program.

Additionally, if a repurchase offer is oversubscribed by shareholders, the Fund will repurchase only a pro rata portion of Common Shares tendered by each shareholder. In such situations, shareholders unaffiliated with the Adviser and the Subadviser will not be given priority over affiliated shareholders, whose holdings in the Fund may be significant and may have the effect of diluting third-party shareholders with respect to any repurchase offer.

Illiquidity Risk — To the extent consistent with applicable liquidity requirements for interval funds under Rule 23c‑3 of the 1940 Act, the Fund intends to invest in illiquid investments and may do so without limit. An illiquid investment is a security or other investment that cannot be sold or disposed of within seven days or less in current market conditions without the sale or disposition significantly changing the market value of the investment. Illiquid investments often can be resold only in privately negotiated transactions with a limited number of purchasers or in a public offering registered under the Securities Act of 1933. Considerable delay could be encountered in either event and, unless otherwise contractually provided, the Fund’s proceeds upon sale may be reduced by the costs of registration or underwriting discounts. The difficulties and delays associated with such transactions could result in the Fund’s inability to realize a favorable price upon disposition of illiquid investments, and at times might make disposition of such securities impossible. In addition, the Fund may be unable to sell other illiquid investments when it desires to do so, resulting in the Fund obtaining a lower price or being required to retain the investment. Illiquid investments generally must be valued at fair value, which is inherently less precise than utilizing market value for liquid investments and may lead to differences between the price at which a security is valued for determining the Fund’s NAV and the price the Fund actually receives upon sale. For the period between the repurchase offer notice and the end of the repurchase period, the Fund must maintain 100% of the repurchase offer amount in liquid assets.

Valuation Risk — When market quotations are not readily available or are deemed unreliable, the Fund’s investments are valued at fair value as determined in good faith pursuant to policies and procedures approved by the Board. Fair value pricing may require subjective determinations about the value of a security or other asset. As a result, there can be no assurance that fair value pricing will reflect actual market value, and it is possible that the fair value determined for a security or other asset will be materially different from quoted or published prices, from the prices used by others for the same security or other asset and/or from the value that actually could be or is realized upon disposition.

First Eagle Tactical Municipal Opportunities Fund  |  Semiannual Report  |  June 30, 2026

Notes to Financial Statements

SOFR Risk — The London Interbank Offered Rate (“LIBOR”) has been discontinued and is no longer considered a representative rate. The market in the U.S. has transitioned to the Secured Overnight Financing Rate (“SOFR”) based rates as modified, in some cases, by an applicable spread adjustment. The Fund’s Credit Facility utilizes a SOFR-based reference rate. There is no assurance that SOFR-based rates, as modified by an applicable spread adjustment, will be the economic equivalent of U.S. dollar LIBOR. SOFR-based rates will differ from U.S. dollar LIBOR, and the differences may be material. As a result of the LIBOR discontinuation, interest rates on financial instruments tied to LIBOR rates, as well as the revenue and expenses associated with those financial instruments, may be adversely affected. SOFR-based rates or other alternative reference rates may be an ineffective substitute for LIBOR, resulting in prolonged adverse market conditions for the Fund.

The publication of SOFR began in April 2018, and, therefore, it has a very limited history. In addition, the future performance of SOFR cannot be predicted based on its limited historical performance. Future levels of SOFR may bear little or no relation to the historical actual or historical indicative data. Prior observed patterns, if any, in the behavior of market variables and their relation to SOFR, such as correlations, may change in the future. Because only limited historical data has been released by the Federal Reserve Bank of New York, as administrator of SOFR, such analysis inherently involves assumptions, estimates and approximations. The future performance of SOFR is impossible to predict and therefore no future performance of SOFR may be inferred from any of the historical actual or historical indicative data. Hypothetical or historical performance data are not indicative of, and have no bearing on, the potential performance of SOFR or any SOFR-linked investments. SOFR is a relatively new rate, and the Federal Reserve Bank of New York (or a successor) may make methodological or other changes that could change the value of SOFR, including changes related to the methods by which SOFR is calculated, eligibility criteria applicable to the transactions used to calculate SOFR, or the averages or periods used to report SOFR. If the manner in which SOFR is calculated is changed, that change may result in a reduction of the amount of interest payable on SOFR-linked investments, such as loans and notes, which may adversely affect the trading prices and marketability of such investments. The administrator of SOFR may withdraw, modify, amend, suspend or discontinue the calculation or dissemination of SOFR in its sole discretion and without notice and has no obligation to consider the interests of holders of such investments in calculating, withdrawing, modifying, amending, suspending or discontinuing SOFR.

Leverage Risk — The Fund intends to utilize leverage by utilizing borrowings, generally through TOB financings. There can be no assurance that the Fund’s use of leverage will be successful during any period in which it is employed. Leverage is a speculative technique that exposes the Fund to greater risk and higher costs than if it were not implemented. The Fund is permitted to obtain leverage using any form or combination of financial leverage instruments, including through funds borrowed from banks or other financial institutions, margin facilities, and the

First Eagle Tactical Municipal Opportunities Fund  |  Semiannual Report  |  June 30, 2026

Notes to Financial Statements

issuance of preferred shares or notes. The Fund’s total leverage, either through borrowings, preferred stock issuance, or similar transactions, may not exceed 33 1/3% of the Fund’s Managed Assets.

The use of leverage through borrowing of money or the issuance of preferred shares to purchase additional securities creates an opportunity for increased common share net investment income dividends, but also creates risks for the holders of Common Shares, including increased variability of the Fund’s net income, distributions and/or NAV in relation to market changes. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

As a result, leverage may cause greater changes in the Fund’s NAV, which could have a material adverse impact on the Fund’s business, financial condition and results of operations. The Fund will also have to pay interest and dividends on its borrowings, which may reduce the Fund’s current income. This interest expense may be greater than the Fund’s current income on the underlying investment. The Fund’s leveraging strategy may not be successful. The use of leverage to purchase additional investments creates an opportunity for increased Common Share dividends, but also creates special risks and considerations for the Common Shareholders, including:

•
The likelihood of greater volatility of NAV, market price and dividend rate of the Common Shares than a comparable portfolio without leverage;
•
The risk that fluctuations in interest rates on borrowings and short-term debt or in the interest or dividend rates on any leverage that the Fund must pay will reduce the return to the Common Shareholders;
•
The effect of leverage in a declining market, which is likely to cause a greater decline in the NAV of the Common Shares than if the Fund were not leveraged, may result in a greater decline in the market price of the Common Shares;
•
When the Fund uses financial leverage, the investment advisory fees payable to the Adviser will be higher than if the Fund did not use leverage, including periods when the Fund is losing money, and because the fees paid will be calculated based on the Fund’s Managed Assets there may be a financial incentive to the Adviser to increase the Fund’s use of leverage, which creates an inherent conflict of interest;
•
Leverage increases operating costs, which will be borne entirely by the Common Shareholders and may reduce total return; and
•
Certain types of borrowings and issuances of preferred shares by the Fund may result in the Fund being subject to covenants relating to asset coverage and Fund composition requirements. Among other things, these covenants can mean that termination of the Management Agreement or the loss of certain key personnel, may adversely impact the terms of the Fund’s or its subsidiaries’ financing facilities or any financing facility into which the Fund or its subsidiaries

First Eagle Tactical Municipal Opportunities Fund  |  Semiannual Report  |  June 30, 2026

Notes to Financial Statements

may enter in the future, which could have a material adverse effect on the Fund’s business and financial condition. The borrowings which the Fund may incur may be secured by a lien on all or a portion of the Fund’s assets.

Repurchase Offers Risk — In order to provide liquidity to shareholders, the Fund, subject to applicable law, conducts quarterly repurchase offers of the Fund’s outstanding Common Shares at NAV, subject to approval of the Board. In all cases such repurchases will be for at least 5% and not more than 25% of its outstanding Common Shares at NAV, pursuant to Rule 23c‑3 under the 1940 Act. The Fund currently expects to conduct quarterly repurchase offers for 7.5% of its outstanding Common Shares under ordinary circumstances. The Fund believes that these repurchase offers are generally beneficial to the Fund’s shareholders, and repurchases generally will be funded from available cash or sales of portfolio securities.

However, repurchase offers and the need to fund repurchase obligations may affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities (with associated imputed transaction costs, which may be significant), and may limit the ability of the Fund to participate in new investment opportunities or to achieve its investment objectives. The Fund may accumulate cash by holding back (i.e., not reinvesting) payments received in connection with the Fund’s investments. The Fund believes that payments received in connection with the Fund’s investments will generate sufficient cash to meet the maximum potential amount of the Fund’s repurchase obligations. If at any time cash and other liquid assets held by the Fund are not sufficient to meet the Fund’s repurchase obligations, the Fund intends, if necessary, to sell investments, which may accelerate the realization of taxable income and cause the Fund to make taxable distributions to Common Shareholders earlier than the Fund otherwise would have. In addition, under certain circumstances, non-redeeming Common Shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such year. If, as expected, the Fund employs investment leverage, repurchases of Common Shares would compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows to finance repurchases, interest on that borrowing will negatively affect Common Shareholders who do not tender their Common Shares by increasing the Fund’s expenses and reducing any net investment income.

If a repurchase offer is oversubscribed, the Fund may determine to increase the amount repurchased by up to 2% of the Fund’s outstanding shares as of the date of the Repurchase Request Deadline. In the event that the Fund determines not to repurchase more than the repurchase offer amount, or if shareholders tender more than the repurchase offer amount plus 2% of the Fund’s outstanding shares as of the date of the Repurchase Request Deadline, the Fund will repurchase the Common Shares tendered on a pro rata basis, and shareholders will have to wait until the next repurchase offer to make another repurchase request. As a result,

First Eagle Tactical Municipal Opportunities Fund  |  Semiannual Report  |  June 30, 2026

Notes to Financial Statements

shareholders may be unable to liquidate all or a given percentage of their investment in the Fund during a particular repurchase offer. Some shareholders, in anticipation of proration, may tender more Common Shares than they wish to have repurchased in a particular quarter, thereby increasing the likelihood that proration will occur. The NAV of the Fund’s Common Shares tendered in a repurchase offer may decline between the Repurchase Request Deadline and the date on which the NAV for tendered Common Shares is determined. In addition, the repurchase of Common Shares by the Fund will be a taxable event to Common Shareholders, potentially even to those Common Shareholders that do not participate in the repurchase.

Non-Diversified Risk — The Fund is classified as “non-diversified” under the 1940 Act. As a result, it can invest a greater portion of its assets in obligations of a single issuer than a “diversified” fund. The Fund may therefore be more susceptible than a diversified fund to being adversely affected by any single corporate, economic, political or regulatory occurrence. The Fund has elected and intends to qualify as a RIC under Subchapter M of the Code, and thus intends to satisfy the diversification requirements of Subchapter M (which are less stringent than the diversification requirements of the 1940 Act), including its diversification requirements that apply to the percentage of the Fund’s total assets that are represented by cash and cash items (including receivables), U.S. government securities, the securities of other RICs and certain other securities.

Note 4 — Purchases and Sales of Securities

For the period ended June 30, 2026, purchases and sales of investments, excluding short-term investments, were $34,204,309 and $21,751,713, respectively.

Note 5 — Investment Advisory Agreement and Other Transactions with Related Persons

Pursuant to a management agreement with the Fund (the “Management Agreement”), the Adviser is responsible for the management of the Fund’s portfolio. In return for its investment advisory services, the Fund pays the Adviser a monthly fee at the annual rate of 0.95% of the average daily value of the Fund’s Managed Assets. Managed Assets includes assets purchased with borrowed money including, for this purpose, amounts attributable to the Fund’s use of TOB financing.

The Adviser has contractually undertaken to waive and/or reimburse certain fees and expenses of the Fund so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) (“annual operating expenses”) of the Class A‑1, Class A‑2, Class A‑3, Class A‑4, Class I and Class W shareholders are limited to 0.75%, 1.00%, 1.00%, 0.75%, 0.25% and 0.25%, respectively, of average net assets (the “Expense Limitations”). This undertaking lasts until April 30, 2027 and may not be terminated during its term without the consent of the Board. The Fund has agreed that each of Class A‑1,

First Eagle Tactical Municipal Opportunities Fund  |  Semiannual Report  |  June 30, 2026

Notes to Financial Statements

Class A‑2, Class A‑3, Class A‑4, Class I and Class W will repay the Adviser for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses (after the repayment is taken into account) to exceed either: (1) 0.75%, 1.00%, 1.00%, 0.75%, 0.25% and 0.25% of the class’ average net assets, respectively; or (2) if applicable, the then-current expense limitations. Any such repayment must be made within three years after the date on which the Fund incurred the fee and/or expense

During the period ended June 30, 2026, the Adviser waived $581,615 in expenses, which are included under “expense waiver” on its Statement of Operations. As of June 30, 2026, the Fund has $154,985 receivable from the Adviser for reimbursement of expenses, which are included under “due from adviser” on its Statement of Assets and Liabilities.

For the period ended June 30, 2026, the amounts available for potential future repayment to the Adviser and the expiration schedule are as follows:

		Potential Recoupment Amounts Expiring
Total Eligible for Recoupment		2028*	2029**
Class I	$1,067,792	$486,177	$581,615
*
Amounts included represent the amounts incurred for the period May 30, 2025 to December 31, 2025.
**
Amounts included represent the amounts incurred for the period January 1, 2026 to June 30, 2026. The finalized amount available for potential future repayment by the Adviser will be available as of December 31, 2026.

The Adviser also performs certain non-investment advisory, administrative, accounting, operations, legal, compliance and other services on behalf of the Fund, and in accordance with the Management Agreement, the Fund reimburses the Adviser for costs and expenses (including overhead and personnel costs) associated with such services. These reimbursements may not exceed an annual rate of 0.05% of the Fund’s average daily net assets.

J.P. Morgan Chase Bank, N.A. (“JPM”), the Fund’s administrator, accounting agent and primary custodian, holds the Fund’s portfolio securities and other assets and is responsible for calculating the Fund’s net asset value and maintaining the accounting records of the Fund. JPM, as the Fund’s administrator, receives annual fees separate from and in addition to the fees it receives for its services as the Fund’s custodian.

Independent Trustees are compensated by the Fund for their services. As of June 30, 2026, such amounts are included under Trustees’ fees on the Statement of Operations.

First Eagle Tactical Municipal Opportunities Fund  |  Semiannual Report  |  June 30, 2026

Notes to Financial Statements

Note 6 — Plans of Distribution

FEF Distributors, LLC (the “Distributor”), an affiliate of the Adviser, serves as the principal underwriter and distributor of the Fund’s Common Shares pursuant to a distribution contract with the Fund.

Common Shares of the Fund are continuously offered through the Distributor and/or certain financial intermediaries that have agreements with the Distributor.

Class A‑1, Class A‑2 Shares, Class A‑3 Shares, Class A‑4 Shares, Class I Shares and Class W Shares are sold on a continuous basis at the Fund’s NAV per share, plus for Class A‑2 Shares and Class A‑4 Shares only, a maximum front-end sales commission of 2.50%. Investors that purchase $250,000 or more of the Fund’s Class A‑2 Shares or Class A‑4 Shares will not pay any initial sales charge on the purchase. However, unless eligible for a waiver, purchases of $250,000 or more of Class A‑2 Shares or Class A‑4 Shares will be subject to an early withdrawal charge of 1.50% if the shares are repurchased during the first 12 months after their purchase.

The Fund has adopted a Distribution and Servicing Plan (the “Plan”) for the Class A‑1, Class A‑2 Shares, Class A‑3 Shares and Class A‑4 Shares of the Fund. Although the Fund is not an open-end investment company, it intends to comply with the terms of Rule 12b‑1 as a condition of the Exemptive Relief which permits the Fund to have, among other things, a multi-class structure and distribution and shareholder servicing fees. The Plan permits the Fund to compensate the Distributor for providing or procuring through financial firms, distribution, administrative, recordkeeping, shareholder and/or related services with respect to the Class A‑1, Class A‑2 Shares, Class A‑3 Shares and Class A‑4 Shares, as applicable. The maximum annual rates at which the distribution and/or service fees may be paid under the Distribution and Servicing Plan is 0.50% for Class A‑1, 0.75% for Class A‑2 Shares, 0.75% for Class A‑3 Shares and 0.50% for Class A‑4 Shares (calculated as a percentage of the Fund’s average daily net assets attributable to the Class A‑1 Shares, Class A‑2 Shares, Class A‑3 Shares and Class A‑4 Shares, respectively). Class I and Class W Shares do not pay distribution or servicing fees.

Note 7 — Periodic Repurchase Offers

The Fund is a closed-end interval fund, a type of fund that, in order to provide liquidity to shareholders, has adopted a fundamental investment policy to make quarterly offers to repurchase between 5% and 25% of its outstanding Common Shares at net asset value.

First Eagle Tactical Municipal Opportunities Fund  |  Semiannual Report  |  June 30, 2026

Notes to Financial Statements

The following table summarizes the share repurchases completed during the period ended June 30, 2026.

Quarter End	Share Class	Repurchase Date	Size of Repurchase Offer	% of Outstanding Shares Offered to be Repurchased	Number of Shares Tendered for Repurchase	Shares Repurchased	Aggregate Consideration for Repurchased Dollars	% of Outstanding Shares Repurchased	Proration% Repurchased(1)
12/31/25	I	1/7/26	393,035	7.5%	100,954	100,954	$1,018,630	1.93%	N/A
03/31/26	I	4/7/26	474,890	7.5%	443,134	443,134	$4,422,479	7.00%	N/A
(1)
If the repurchase offer was oversubscribed, then the Fund repurchased shares on a pro-rata basis. After proration, the total shares repurchased by the Fund did not exceed the final approved repurchase offer of the total shares outstanding of the Fund. The Proration% Repurchased equals the Shares Repurchased divided by the Number of Shares Tendered for Repurchase.

The Fund does not currently charge a repurchase fee. However, in the future the Fund may charge a repurchase fee of up to 2.00%, which the Fund would retain to help offset non-de minimis estimated costs related to the repurchase incurred by the Fund, directly or indirectly, as a result of repurchasing Common Shares, thus allocating estimated transaction costs to the shareholder whose Common Shares are being repurchased. The Fund may introduce, or modify the amount of, a repurchase fee at any time. The Fund may also waive or reduce a repurchase fee if the Adviser determines that the repurchase is offset by a corresponding purchase or if for other reasons the Fund will not incur transaction costs or will incur reduced transaction costs.

Note 8 — Line of Credit

On February 27, 2026, the Fund, together with certain other funds managed by the Adviser (collectively, the “Participating Funds”) entered into an unsecured syndicated line of credit facility (“Syndicated Facility”) with various lenders for $410 million under which JPM participates as a lender and acts as administrative agent. Of the aggregate $410 million commitment amount, $110 million is specifically designated to certain Participating Funds. All Participating Funds may borrow up to the aggregate remaining commitment amount of $300 million at any time. All borrowings are subject to asset coverage and other limitations as specified in the agreement, to be utilized for temporarily financing the redemption of shares of each Participating Fund at the request of shareholders and other temporary or emergency purposes with a termination date of February 26, 2027. Under the Syndicated Facility, the Participating Funds have agreed to pay a per annum rate of interest for borrowings generally based on 1.00% plus the higher of Daily Simple Secured Overnight Financing Rate plus a ten basis point credit spread adjustment, Overnight Bank Funding Rate or Effective Federal Funds Rate and a commitment fee of 0.20% per annum on the unused portion of the Syndicated Facility.

First Eagle Tactical Municipal Opportunities Fund  |  Semiannual Report  |  June 30, 2026

Notes to Financial Statements

Note 9 — Subsequent Events

In accordance with the provision surrounding Subsequent Events adopted by the Fund, management has evaluated the possibility of subsequent events existing in the Fund’s financial statements. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements.

First Eagle Tactical Municipal Opportunities Fund  |  Semiannual Report  |  June 30, 2026

Fund Expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including advisory fees; distribution fees (12b‑1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

This example is based on an investment of $1,000 invested on January 1, 2026 and held for the six-months ended June 30, 2026.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

First Eagle Tactical Municipal Opportunities Fund  |  Semiannual Report  |  June 30, 2026

Fund Expenses (unaudited)

Based on Actual Total Return(1)

	Actual Total Return without Sales Charges(2)	Beginning Account Date Value	Ending Account Value 6/30/26	Annualized Expense	Expenses Paid for the Period(3)
First Eagle Tactical Municipal Opportunities Fund
Class I	6.24%	$1,000	$1,062.40	0.86	$4.40
(1)
For the six-months ended June 30, 2026.
(2)
Past performance does not guarantee future results. Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year.
(3)
Expenses are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

First Eagle Tactical Municipal Opportunities Fund  |  Semiannual Report  |  June 30, 2026

Fund Expenses (unaudited)

Hypothetical Example for Comparison Purposes

The table that follows titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example relating to the Fund with the 5% hypothetical examples that appear in the shareholder reports of other funds.

This example is based on an investment of $1,000 invested on January 1, 2026 and held for the six-months ended June 30, 2026.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

First Eagle Tactical Municipal Opportunities Fund  |  Semiannual Report  |  June 30, 2026

Fund Expenses (unaudited)

Based on Hypothetical Total Return(1)

	Hypothetical Annualized Total Return	Beginning Account Date Value	Ending Account Value	Annualized Expense	Expenses Paid for the Period(2)
First Eagle Tactical Municipal Opportunities Fund
Class I	5.00%	$1,000	$1,020.53	0.86	$4.31
(1)
For the six-months ended June 30, 2026.
(2)
Expenses are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

First Eagle Tactical Municipal Opportunities Fund  |  Semiannual Report  |  June 30, 2026

General Information

Form N-PORT portfolio schedule

The First Eagle Tactical Municipal Opportunities Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s Web site at www.sec.gov. Additionally, you may obtain copies of Form N-PORT from the Fund upon request by calling 1.800.334.2143.

Proxy voting policies, procedures and record

You may obtain (1) a description of the Fund’s proxy voting policies, (2) a description of the Fund’s proxy voting procedures and (3) information regarding how the Fund voted any proxies related to portfolio securities during the period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Fund directly at 1.800.334.2143 or on the EDGAR Database on the SEC’s Web site at www.sec.gov.

First Eagle Tactical Municipal Opportunities Fund  |  Semiannual Report  |  June 30, 2026

Dividend Reinvestment Plan

Pursuant to the Fund’s dividend reinvestment plan (the “Plan”), all Common Shareholders will have all dividends, including any capital gain dividends, reinvested automatically in additional Common Shares by SS&C GIDS, Inc., as agent for the Common Shareholders (the “Plan Agent”), unless the shareholder elects to receive cash. An election to receive cash may be revoked or reinstated at the option of the shareholder. In the case of record shareholders such as banks, brokers or other nominees that hold Common Shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of Common Shares certified from time to time by the record shareholder as representing the total amount registered in such shareholder’s name and held for the account of beneficial owners who are to participate in the Plan. Shareholders whose shares are held in the name of a bank, broker or nominee should contact the bank, broker or nominee for details.

Common Shares received under the Plan will be issued to you at their NAV on the ex-dividend date; there is no sales or other charge for reinvestment. You are free to withdraw from the Plan and elect to receive cash at any time by giving written notice to the Plan Agent or by contacting your broker or dealer, who will inform the Fund. Your request must be received by the Fund at least ten days prior to the payment date of the distribution to be effective for that dividend or capital gain distribution.

The Plan Agent provides written confirmation of all transactions in the shareholder accounts in the Plan, including information you may need for tax records. Any proxy you receive will include all Common Shares you have received under the Plan.

Automatically reinvested dividends and distributions are taxed in the same manner as cash dividends and distributions. See “Tax Matters” in the Fund’s Prospectus for additional information.

The Fund and the Plan Agent reserve the right to amend or terminate the Plan. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants. If the Plan is amended to include such service charges, the Plan Agent will include a notification to registered holders of Common Shares with the Plan Agent.

Additional information about the Plan may be obtained from the Plan Agent.

First Eagle Tactical Municipal Opportunities Fund  |  Semiannual Report  |  June 30, 2026

Board Considerations for Continuation of Advisory Agreement (unaudited)

At a meeting held on June 3‑4, 2026, the Board of Trustees of the Fund, including a majority of the independent trustees (the “Independent Trustees”), approved the continuation of the Fund’s advisory agreement (the “Advisory Agreement”).

In response to a letter sent on behalf of the Independent Trustees requesting information about the Advisory Agreement and other arrangements and plans, the Trustees received extensive materials from the Adviser, including reviews of performance and expense information compared against the Fund’s benchmark and peer group compiled by an independent data provider. The Trustees also had the benefit of presentations and discussions with management throughout the year.

Prior to approving the continuation of the Advisory Agreement, the Independent Trustees met in executive session with their independent counsel to discuss management’s responses to their information request and the Independent Trustees reviewed their legal and fiduciary obligations and the factors relating to their evaluation and approval. In their deliberations, Trustees attributed different weights to the various factors, and no factor alone was considered dispositive. At the conclusion of their review, the Trustees determined that the advisory fee was fair and reasonable under the circumstances and within the range of what could be negotiated at arm’s length, and that the continuance of the Advisory Agreement should serve the best interests of the Fund and its shareholders. The Trustees considered the following topics in reaching their conclusion to continue the Advisory Agreement:

Nature, Quality, and Extent of Services Provided by Adviser

•
The Trustees reviewed the services provided and to be provided by the Adviser to the Fund. The Adviser provides the Fund with investment research, advice and supervision, and will continuously furnish an investment portfolio for the Fund consistent with the Fund’s investment objectives, policies and restrictions as set forth in the Fund’s Prospectus. The Trustees were assured that service levels for the Fund would not be affected by the Adviser’s undertaking to manage the Fund’s expense under an Expense Limitation Agreement (discussed below). The Trustees considered the commitment of the Adviser to provide high quality services to the Fund.
•
The Trustees reviewed the Fund’s relationship with the Adviser and the institutional resources available to the Fund under that relationship. The Trustees, in their deliberations, recognized that, for many of the Fund’s shareholders, the decision to purchase Fund shares may have included a decision to select the Adviser as the investment adviser and that, in the minds of Fund shareholders, there may be a strong association between the Adviser and the Fund.

First Eagle Tactical Municipal Opportunities Fund  |  Semiannual Report  |  June 30, 2026

Board Considerations for Continuation of Advisory Agreement (unaudited)

Investment Performance of Fund and Adviser

•
Noting that the Fund commenced operations in 2025, the Trustees reviewed indicative investment performance associated with other accounts managed by the Adviser following municipal strategies and received representations as to the target yield for the Fund.
•
Performance for the Fund was determined to be adequate under the circumstances given the benchmark, peer comparisons and on an absolute basis, and reflective of the Fund’s investment objective and philosophy.
•
A memorandum provided to the Trustees with management commentary on performance was discussed.

Costs of Services To Be Provided and Profits To Be Realized by Adviser and its Affiliates From Relationship with the Fund; Economies of Scale; Fall-Out Benefits

•
The Trustees reviewed the total compensation received by the Adviser and overall Fund expense. Total compensation was recognized as including both the advisory fee charged on “Managed Assets” (a gross measure of the Fund’s assets taking into account expenses incurred by the Adviser that are passed through to the Fund (notably, under the administrative cost reimbursement program)). The Trustees specifically considered the potential conflict of interest the Adviser has in a fee that is increased as a result of leverage. They concluded that this compensation was commensurate with the nature, extent, and quality of the services provided and therefore fair and reasonable under the circumstances. As part of their analysis, the Trustees considered fees charged by investment advisers to peer interval funds for services comparable to those to be provided by the Adviser and referred to a report specifically prepared by an independent third-party data provider in connection with the Trustees’ review of the Advisory Agreement, together with a management summary of the same. They determined that the Adviser’s fees were competitive, with the net management fee being within the range of peers.
•
The Trustees also considered undertakings by the Adviser to support the Fund through an Expense Limitation Agreement, and that significant levels of Fund expense would be borne by the Adviser for at least the period of the agreement, subject to potential recoupment to the Adviser in the future. Finally, the Trustees considered that the Adviser had undertaken to bear the Fund’s initial organization and offering costs. This package of undertakings was considered to be of significant benefit to the Fund and to represent an entrepreneurial commitment by the Adviser to investing in its launch and initial operations.
•
A memorandum provided to the Trustees with management commentary on fees and expenses was discussed.
•
While analyzing the effects of direct and indirect compensation to the Adviser and its affiliates, the Trustees considered the absence of affiliated broker-dealer relationships and the effects of the administrative service reimbursements (and related expense pass-throughs) to be paid. With regard to

First Eagle Tactical Municipal Opportunities Fund  |  Semiannual Report  |  June 30, 2026

Board Considerations for Continuation of Advisory Agreement (unaudited)

other possible benefits associated with the Adviser’s management of the Fund, the Trustees noted, among other things, that the Distributor is generally able to retain revenue associated with Rule 12b‑1 fees on shareholders it services directly (if any) and that the Adviser may be able to extend investment and operational efficiencies associated with the Fund to its management of other types of accounts.

•
The Trustees reviewed the Fund’s expense ratios, which were deemed reasonable both on an absolute basis and in comparison to peer funds. In regard to economies of scale, it was noted that any expectations of scale benefits for either the Fund or the Adviser are necessarily speculative at this point. It also was noted that one means by which an investment fund might benefit from scale are advisory fee breakpoints. No breakpoints were proposed, which the Adviser represented to be customary for interval funds of this nature.
•
The Trustees reviewed the Adviser’s financial condition and profitability. In considering profits to the Adviser associated with the Fund, they noted continued, significant entrepreneurial investment in the product. The Trustees noted the cyclical and competitive nature of the global asset management industry and the related importance of profitability (when considered across the business) in maintaining the Adviser’s culture and management continuity. The Trustees also noted that the Adviser has consistently shown the willingness to commit resources to support investment in the business and to maintain the generally high quality of the overall shareholder experience in the Fund, such as attracting and retaining qualified personnel and investing in technology. Levels of support are not dependent on the profits realized. The Trustees noted the impact on profitability of the subsidies and expense limitation terms described above. The Trustees also considered that certain personnel participate in equity ownership and other incentives tied to the financial results of the Adviser as a whole.

First Eagle Tactical Municipal Opportunities Fund  |  Semiannual Report  |  June 30, 2026

Trustees

Lisa Anderson (Retired)

John P. Arnhold

Candace K. Beinecke (Chair)

Peter W. Davidson

Jean D. Hamilton

William M. Kelly

Paul J. Lawler

Mehdi Mahmud

Mandakini Puri

Scott Sleyster

Trustee Emeritus

Tamara L. Fagely

Jody T. Foster

John T. Kelly-Jones

Officers

Mehdi Mahmud

President

Frank Riccio

Senior Vice President

Brandon Webster

Chief Financial Officer

Seth Gelman

Chief Compliance Officer

David O’Connor

General Counsel

Sheelyn Michael

Secretary & Deputy General Counsel

Michael Luzzatto

Vice President

Shuang Wu

Treasurer

Investment Adviser

First Eagle Investment Management, LLC

1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Sidley Austin LLP

787 Seventh Avenue
New York, NY 10019

Custodian

JPMorgan Chase Bank, N.A.

4 Chase Metrotech Center, Floor 16,
Brooklyn, NY 11245

Shareholder Servicing Agent

SS&C GIDS, Inc.

801 Pennsylvania Avenue,
Suite 219324
Kansas City, MO 64105
800.334.2143

Underwriter

FEF Distributors, LLC

1345 Avenue of the Americas
New York, NY 10105

Independent Registered Public
Accounting Firm

PricewaterhouseCoopers LLP

300 Madison Avenue
New York, NY 10017

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of First Eagle Tactical Municipal Opportunities Fund.

First Eagle Tactical Municipal Opportunities Fund  |  Semiannual Report  |  June 30, 2026

First Eagle Tactical Municipal Opportunities Fund is offered by FEF Distributors, LLC

1345 Avenue of the Americas, New York, NY 10105.

First Eagle Investment Management, LLC

1345 Avenue of the Americas, New York, NY 10105‑0048
800.334.2143 www.firsteagle.com

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to its principal executive officer and principal financial officer. Copies of the code of ethics may be requested free of charge by calling 1-800-334-2143 (toll free).

Item 3. Audit Committee Financial Expert.

Not applicable to this semiannual report.

Item 4. Principal Accountant Fees and Services.

Not applicable to this semiannual report.

Item 5. Audit Committee of Listed Registrants

Not applicable to this semiannual report.

Item 6. Investments.

Please see the schedule of investments contained under Item 1 of this Form N-CSR.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

2

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Board Considerations for Continuation of Advisory Agreement

At a meeting held on June 3-4, 2026, the Board of Trustees of the Fund, including a majority of the independent trustees (the “Independent Trustees”), approved the continuation of the Fund’s advisory agreement (the “Advisory Agreement”).

In response to a letter sent on behalf of the Independent Trustees requesting information about the Advisory Agreement and other arrangements and plans, the Trustees received extensive materials from the Adviser, including reviews of performance and expense information compared against the Fund’s benchmark and peer group compiled by an independent data provider. The Trustees also had the benefit of presentations and discussions with management throughout the year.

Prior to approving the continuation of the Advisory Agreement, the Independent Trustees met in executive session with their independent counsel to discuss management’s responses to their information request and the Independent Trustees reviewed their legal and fiduciary obligations and the factors relating to their evaluation and approval. In their deliberations, Trustees attributed different weights to the various factors, and no factor alone was considered dispositive. At the conclusion of their review, the Trustees determined that the advisory fee was fair and reasonable under the circumstances and within the range of what could be negotiated at arm’s length, and that the continuance of the Advisory Agreement should serve the best interests of the Fund and its shareholders. The Trustees considered the following topics in reaching their conclusion to continue the Advisory Agreement:

Nature, Quality, and Extent of Services Provided by Adviser

● The Trustees reviewed the services provided and to be provided by the Adviser to the Fund. The Adviser provides the Fund with investment research, advice and supervision, and will continuously furnish an investment portfolio for the Fund consistent with the Fund’s investment objectives, policies and restrictions as set forth in the Fund’s Prospectus. The Trustees were assured that service levels for the Fund would not be affected by the Adviser’s undertaking to manage the Fund’s expense under an Expense Limitation Agreement (discussed below). The Trustees considered the commitment of the Adviser to provide high quality services to the Fund.

● The Trustees reviewed the Fund’s relationship with the Adviser and the institutional resources available to the Fund under that relationship. The Trustees, in their deliberations, recognized that, for many of the Fund’s shareholders, the decision to purchase Fund shares may have included a decision to select the Adviser as the investment adviser and that, in the minds of Fund shareholders, there may be a strong association between the Adviser and the Fund.

Investment Performance of Fund and Adviser

● Noting that the Fund commenced operations in 2025, the Trustees reviewed indicative investment performance associated with other accounts managed by the Adviser following municipal strategies and received representations as to the target yield for the Fund.

● Performance for the Fund was determined to be adequate under the circumstances given the benchmark, peer comparisons and on an absolute basis, and reflective of the Fund’s investment objective and philosophy.

● A memorandum provided to the Trustees with management commentary on performance was discussed.

3

Costs of Services To Be Provided and Profits To Be Realized by Adviser and its Affiliates From Relationship with the Fund; Economies of Scale; Fall-Out Benefits

● The Trustees reviewed the total compensation received by the Adviser and overall Fund expense. Total compensation was recognized as including both the advisory fee charged on “Managed Assets” (a gross measure of the Fund’s assets taking into account expenses incurred by the Adviser that are passed through to the Fund (notably, under the administrative cost reimbursement program)). The Trustees specifically considered the potential conflict of interest the Adviser has in a fee that is increased as a result of leverage. They concluded that this compensation was commensurate with the nature, extent, and quality of the services provided and therefore fair and reasonable under the circumstances. As part of their analysis, the Trustees considered fees charged by investment advisers to peer interval funds for services comparable to those to be provided by the Adviser and referred to a report specifically prepared by an independent third-party data provider in connection with the Trustees’ review of the Advisory Agreement, together with a management summary of the same. They determined that the Adviser’s fees were competitive, with the net management fee being within the range of peers.

● The Trustees also considered undertakings by the Adviser to support the Fund through an Expense Limitation Agreement, and that significant levels of Fund expense would be borne by the Adviser for at least the period of the agreement, subject to potential recoupment to the Adviser in the future. Finally, the Trustees considered that the Adviser had undertaken to bear the Fund’s initial organization and offering costs. This package of undertakings was considered to be of significant benefit to the Fund and to represent an entrepreneurial commitment by the Adviser to investing in its launch and initial operations.

● A memorandum provided to the Trustees with management commentary on fees and expenses was discussed.

● While analyzing the effects of direct and indirect compensation to the Adviser and its affiliates, the Trustees considered the absence of affiliated broker-dealer relationships and the effects of the administrative service reimbursements (and related expense pass-throughs) to be paid. With regard to other possible benefits associated with the Adviser’s management of the Fund, the Trustees noted, among other things, that the Distributor is generally able to retain revenue associated with Rule 12b-1 fees on shareholders it services directly (if any) and that the Adviser may be able to extend investment and operational efficiencies associated with the Fund to its management of other types of accounts.

● The Trustees reviewed the Fund’s expense ratios, which were deemed reasonable both on an absolute basis and in comparison to peer funds. In regard to economies of scale, it was noted that any expectations of scale benefits for either the Fund or the Adviser are necessarily speculative at this point. It also was noted that one means by which an investment fund might benefit from scale are advisory fee breakpoints. No breakpoints were proposed, which the Adviser represented to be customary for interval funds of this nature.

● The Trustees reviewed the Adviser’s financial condition and profitability. In considering profits to the Adviser associated with the Fund, they noted continued, significant entrepreneurial investment in the product. The Trustees noted the cyclical and competitive nature of the global asset management industry and the related importance of profitability (when considered across the business) in maintaining the Adviser’s culture and management continuity. The Trustees also noted that the Adviser has consistently shown the willingness to commit resources to support investment in the business and to maintain the generally high quality of the overall shareholder experience in the Fund, such as attracting and retaining qualified personnel and investing in technology. Levels of support are not dependent on the profits realized. The Trustees noted the impact on profitability of the subsidies and expense limitation terms described above. The Trustees also considered that certain personnel participate in equity ownership and other incentives tied to the financial results of the Adviser as a whole.

4

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this semiannual report.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this semiannual report.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

No material change to report at this time.

Item 16. Controls and Procedures.

(a) In the opinion of the principal executive officer and principal financial officer, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed and are operating effectively to ensure (i) that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared; and (ii) that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

5

Item 19. Exhibits.

(a)(1)	Not applicable to this semi-annual report.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)): Attached hereto.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)): Attached hereto.

6

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	First Eagle Tactical Municipal Opportunities Fund

By (Signature and Title)*	/s/ Mehdi Mahmud
Mehdi Mahmud, President

Date September 4, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Mehdi Mahmud
Mehdi Mahmud, President

Date September 4, 2026

By (Signature and Title)*	/s/ Brandon Webster
Brandon Webster, Principal Financial Officer

Date September 4, 2026

*Print the name and title of each signing officer under his or her signature.

5